Risk/Return Detail Data - FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO	Dec. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Investment Trust
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® International Small Cap Opportunities Fund/Fidelity Advisor® International Small Cap Opportunities Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® International Small Cap Opportunities Fund seeks capital appreciation.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 10% of the average value of its portfolio.
Portfolio Turnover, Rate	10.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the MSCI EAFE Small Cap Index or the MSCI ACWI ex USA Small Cap Index).Normally investing primarily in common stocks.Allocating investments across different countries and regions.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile. Geographic Exposure to Europe. Because the fund invests a meaningful portion of its assets in Europe, the fund's performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Geographic Exposure to Japan. Because the fund invests a meaningful portion of its assets in Japan, the fund's performance is expected to be closely tied to social, political, and economic conditions within Japan and to be more volatile than the performance of more geographically diversified funds. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	0.69%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	19.37%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(21.85%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | Fidelity Advisor International Small Cap Opportunities Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.78%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.27%	[3]
Total annual operating expenses	1.30%
1 year	$ 700
3 years	963
5 years	1,247
10 years	2,053
1 Year	700
3 Years	963
5 Years	1,247
10 Years	$ 2,053
2013	24.56%
2014	(1.51%)
2015	9.81%
2016	(1.43%)
2017	35.29%
2018	(14.32%)
2019	28.70%
2020	19.26%
2021	17.40%
2022	(29.17%)
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | Fidelity Advisor International Small Cap Opportunities Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[4]
Management fee	0.78%	[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.27%	[3]
Total annual operating expenses	2.05%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 308
3 years	643
5 years	1,103
10 years	2,187
1 Year	208
3 Years	643
5 Years	1,103
10 Years	$ 2,187
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | Fidelity Advisor International Small Cap Opportunities Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.78%	[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.27%	[3]
Total annual operating expenses	1.55%
1 year	$ 502
3 years	822
5 years	1,165
10 years	2,131
1 Year	502
3 Years	822
5 Years	1,165
10 Years	$ 2,131
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | Fidelity Advisor International Small Cap Opportunities Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.78%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.27%
Total annual operating expenses	1.05%
1 year	$ 107
3 years	334
5 years	579
10 years	1,283
1 Year	107
3 Years	334
5 Years	579
10 Years	$ 1,283
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.78%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.89%
1 year	$ 91
3 years	284
5 years	493
10 years	1,096
1 Year	91
3 Years	284
5 Years	493
10 Years	$ 1,096
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | Return Before Taxes | Fidelity Advisor International Small Cap Opportunities Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(33.24%)
Past 5 years	0.60%
Past 10 years	6.35%
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | Return Before Taxes | Fidelity Advisor International Small Cap Opportunities Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(30.38%)
Past 5 years	1.02%
Past 10 years	6.32%
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | Return Before Taxes | Fidelity Advisor International Small Cap Opportunities Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(31.83%)
Past 5 years	0.81%
Past 10 years	6.31%
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | Return Before Taxes | Fidelity Advisor International Small Cap Opportunities Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(28.93%)
Past 5 years	2.10%
Past 10 years	7.30%
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | Return Before Taxes | Fidelity Advisor International Small Cap Opportunities Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(28.86%)
Since Inception	2.86%	[5]
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | After Taxes on Distributions | Fidelity Advisor International Small Cap Opportunities Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(34.19%)
Past 5 years	(0.20%)
Past 10 years	5.85%
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | After Taxes on Distributions and Sales | Fidelity Advisor International Small Cap Opportunities Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(18.97%)
Past 5 years	0.61%
Past 10 years	5.24%
FidelityInternationalSmallCapOpportunitiesFund-AMCIZPRO | Fidelity International Small Cap Opportunities Fund | MS141
Risk/Return:
Label	MSCI EAFE Small Cap Index
Past 1 year	(21.25%)
Past 5 years	0.11%
Past 10 years	6.35%

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	AThe management fee is comprised of a basic fee of 0.83% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the MSCI EAFE Small Cap Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[3]	BAdjusted to reflect current fees.
[4]	BOn Class C shares redeemed less than one year after purchase.
[5]	AFrom October 2, 2018.